Note Payable to Shareholder (Details Textual) - A. Lorne Weil [Member] - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note Payable to Shareholder and Advance from Shareholders [Line Items]
Notes Payable			$ 150
Loans Unpaid Amount	$ 80	$ 80	80
Loans Paid Amount			$ 70